SUPPLEMENTAL CASH FLOW DISCLOSURE - Schedule of change in non-cash working capital items (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Inventories	$ (22,038,951)	$ (32,405,121)	$ (60,021,809)	$ (52,697,177)
Accounts receivables	(20,457,958)	(5,128,175)	(14,738,291)	(15,040,396)
Prepaid expenses and other assets	1,277,901	(526,255)	84,614	(5,435,590)
Trade and other payables	22,814,003	15,216,862	32,955,810	28,077,531
Net change in non-cash working capital items	(18,405,005)	(22,842,689)	(41,719,676)	(45,095,632)
Payables, acquisition of intangible assets	878,554	0	878,554	0	$ 1,420,738	$ 554,310	$ 0
Payables, acquisition of property, plant and equipment	$ 15,946,498	$ 0	$ 15,946,498	$ 0	$ 19,205,285	$ 8,797,575	$ 0